Note 9 - Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	760,000	760,000
Outstanding at January 1, 2014 (in dollars per share)	$ 2.63	$ 2.63
Outstanding at January 1, 2014 (in dollars per share)	$ 1.09	$ 1.09
Options Vested (in shares)	704,000
Exercisable at December 31, 2015 (in shares)	304,000